Equity and Other Investments - Schedule of Adjusted to Equity and Other Investments with Readily Determinable Fair Values (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	$ 0
Balance, end of the year	3,206,288
Equity Securities With Readily Determinable Fair Value
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	0
Transfers from measurement alternative	350,530
Purchases of equity and other investments	40
Net unrealized gains	2,855,718
Balance, end of the year	$ 3,206,288